LONG-TERM DEBT AND NOTES PAYABLE (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument, Maturity Date	Jan. 04, 2012	Aug. 31, 2013
Convertible notes payable and accrued interest (in shares)	206,143
Common stock, par value (in dollars per share)	$ 3.50	$ 0.0001	$ 0.0001
Debt Instrument, Convertible, Effective Interest Rate	10.00%	18.00%
Debt Instrument Convertible Principal Balance	$ 25,000
Related Party Transaction, Due from (to) Related Party	25,000
Debt Instrument, Face Amount	711,500
Debt Instrument Accrued Interest	19,588
Line Of Credit [Member]
Line of Credit Facility, Collateral Fees, Amount		2,000,000
Line of Credit Facility, Collateral		The Company pays the shareholder whose certificate of deposit is used as collateral on the $2,000,000 line of credit 1% of the outstanding balance on the line of credit monthly.
Line Of Credit Facility Expiration Date1		Aug. 20, 2012
Line of Credit Facility, Interest Rate Description		Prime +0.5% (minimum of 4.5%)
Line of Credit Facility, Description		$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012
Debt Instrument Convertible Interest Payable Terms		June 2012
Line Of Credit [Member] | Minimum [Member]
Line of Credit Facility, Interest Rate During Period		4.50%
Notes Payable To Banks [Member]
Line Of Credit Facility Expiration Date1		Aug. 10, 2013
Line of Credit Facility, Interest Rate Description		Prime + 1% (minimum of 5.5%)
Line of Credit Facility, Periodic Payment		$ 1,739
Notes Payable To Banks [Member] | Minimum [Member]
Line of Credit Facility, Interest Rate During Period		5.50%